Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Wages and incentives	$ 26,000	$ 41,000	$ 38,000
Legal and patents	90,000	2,000	11,000
Consultant and professional fees	35,000
Other	9,000	14,000	71,000
Total accrued expenses and other current liabilities	160,000	57,000	120,000
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Consultant and professional fees	392,924	18,000
External research and development expenses	288,804
Total accrued expenses	$ 681,728	$ 18,000